FINANCIAL COMMITMENT	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [abstract]
FINANCIAL COMMITMENT	FINANCIAL COMMITMENTAs at December 31, 2021, subsidiaries of the Company had loan commitment agreements with third parties to the maximum of $463 million exclusive of taxes and other operating expenses (2020 - $15 million). As at December 31, 2021, $81 million was loaned (2020 - $10 million). The amount were recognized as loans and receivables and unrated bonds.As at December 31, 2021, BAC had undiscounted lease liabilities of $1 million which are within one to three years.